Vessels (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Operating vessels and drydock rollforward
Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total

Cost
As of January 1, 2019	$4,469,102	$86,352	4,555,454
Additions (1)	145,150	45,271	190,421
Write-offs (2)	(2,307)	(23,100)	(25,407)
As of December 31, 2019	4,611,945	108,523	4,720,468

Accumulated depreciation and impairment
As of January 1, 2019	(506,443)	(51,222)	(557,665)
Charge for the period	(161,450)	(18,602)	(180,052)
Write-offs (2)	2,307	23,100	25,407
As of December 31, 2019	(665,586)	(46,724)	(712,310)
Net book value
As of December 31, 2019	$3,946,359	$61,799	$4,008,158

Cost
As of January 1, 2018	4,389,648	82,888	4,472,536
Additions (1)	79,454	4,964	84,418
Write-offs (2)	—	(1,500)	(1,500)
As of December 31, 2018	4,469,102	86,352	4,555,454

Accumulated depreciation and impairment
As of January 1, 2018	(347,703)	(34,739)	(382,442)
Charge for the period	(158,740)	(17,983)	(176,723)
Write-offs (2)	—	1,500	1,500
As of December 31, 2018	(506,443)	(51,222)	(557,665)
Net book value
As of December 31, 2018	$3,962,659	$35,130	$3,997,789

(1)
Additions in 2019 primarily relate to the drydock, BWTS, and scrubber costs incurred on certain of our vessels. Additions in 2018 primarily relate to (i) the deliveries of STI Esles II and STI Jardins and corresponding calculations of notional drydock on these vessels and (ii) drydock costs incurred on certain of our vessels.

(2)	Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.

Summary of cost capitalized [Table Text Block]
The following is a summary of the items that were capitalized during the year ended December 31, 2019:

In thousands of U.S. dollars	Drydock	Notional component of scrubber (1)	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized interest	Total vessel additions
Handymax	$15,642	$—	$15,642	$—	$24,398	$782	$240	$25,420
MR	16,699	2,250	18,949	40,925	14,503	2,440	1,152	59,020
LR1	—	450	450	7,721	—	590	197	8,508
LR2	8,130	2,100	10,230	43,590	5,486	1,901	1,225	52,202
	$40,471	$4,800	$45,271	$92,236	$44,387	$5,713	$2,814	$145,150

(1)
For a newly installed scrubber, a notional component of approximately 10% is allocated from the scrubber's cost. The notional scrubber cost is estimated by us, based on the expected related costs that the Company will incur for this equipment at the next scheduled drydock date and relates to the replacement of certain components and maintenance of other components. This notional scrubber cost is carried separately from the cost of the scrubber. Subsequent costs are recorded at actual cost incurred. The notional component of the scrubber is depreciated on a straight-line basis to the next estimated drydock date.

The following is a summary of the items that were capitalized during the year ended December 31, 2018:

In thousands of US dollars	Drydock	Notional component of vessel acquisition	Total drydock Additions	Scrubber	BWTS	Other equipment	Vessel Acquisition	Total vessel additions
Handymax	$86	$—	$86	$—	$—	$—	$—	$—
MR	2,994	1,500	4,494	—	—	105	79,349	79,454
LR1	—	—	—	—	—	—	—	—
LR2	384	—	384	—	—	—	—	—
	$3,464	$1,500	$4,964	$—	$—	$105	$79,349	$79,454

Schedule of vessel deliveries
We took delivery of the following newbuilding vessels during the year ended December 31, 2018 resulting in an increase of $81.0 million in Vessels from December 31, 2018:

		Month	Vessel
	Name	delivered	type
1	STI Esles II	January 2018	MR
2	STI Jardins	January 2018	MR

Schedule of future expected payments for purchase commitments
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of December 31, 2019 (1):

As of December 31,
Amounts in thousands of US dollars	2019
Less than 1 month	$5,637
1-3 months	25,555
3 months to 1 year	34,921
1-5 years	2,495
5+ years	—
Total	$68,608

(1)	These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.

Schedule of collateral agreements
The below table is a summary of these vessels, which does not include right of use assets that are accounted for under IFRS 16 (and are further described in Note 7) along with the respective borrowing or lease financing facility (which are described in Note 13) as of December 31, 2019:

Credit Facility	Vessel Name
$116.0 Million Lease Financing	STI Oxford
$116.0 Million Lease Financing	STI Selatar
$116.0 Million Lease Financing	STI Gramercy
$116.0 Million Lease Financing	STI Queens
$157.5 Million Lease Financing	STI Alexis
$157.5 Million Lease Financing	STI Benicia
$157.5 Million Lease Financing	STI Duchessa
$157.5 Million Lease Financing	STI Mayfair
$157.5 Million Lease Financing	STI San Antonio
$157.5 Million Lease Financing	STI St. Charles
$157.5 Million Lease Financing	STI Yorkville
2017 Credit Facility	STI Galata
2017 Credit Facility	STI Bosphorus
2017 Credit Facility	STI Leblon
2017 Credit Facility	STI La Boca
2017 Credit Facility	STI San Telmo
2017 Credit Facility	STI Donald C Trauscht
2017 Credit Facility	STI Esles II
2017 Credit Facility	STI Jardins
2018 CMB Lease Financing	STI Milwaukee
2018 CMB Lease Financing	STI Battery
2018 CMB Lease Financing	STI Tribeca
2018 CMB Lease Financing	STI Bronx
2018 CMB Lease Financing	STI Manhattan
2018 CMB Lease Financing	STI Seneca
2018 NIBC Credit Facility	STI Memphis

2018 NIBC Credit Facility	STI Soho
ABN AMRO / K-Sure Credit Facility	STI Precision
ABN AMRO / K-Sure Credit Facility	STI Prestige
ABN AMRO / SEB Credit Facility	STI Hammersmith
ABN AMRO / SEB Credit Facility	STI Westminster
ABN AMRO / SEB Credit Facility	STI Winnie
ABN AMRO / SEB Credit Facility	STI Lauren
ABN AMRO / SEB Credit Facility	STI Connaught
ABN AMRO Credit Facility	STI Spiga
ABN AMRO Credit Facility	STI Savile Row
ABN AMRO Credit Facility	STI Kingsway
ABN AMRO Credit Facility	STI Carnaby
AVIC Lease Financing	STI Fontvieille
AVIC Lease Financing	STI Ville
AVIC Lease Financing	STI Brooklyn
AVIC Lease Financing	STI Rose
AVIC Lease Financing	STI Rambla
BCFL Lease Financing (LR2s)	STI Solace
BCFL Lease Financing (LR2s)	STI Solidarity
BCFL Lease Financing (LR2s)	STI Stability
BCFL Lease Financing (MRs)	STI Amber
BCFL Lease Financing (MRs)	STI Topaz
BCFL Lease Financing (MRs)	STI Ruby
BCFL Lease Financing (MRs)	STI Garnet
BCFL Lease Financing (MRs)	STI Onyx
China Huarong Lease Financing	STI Opera
China Huarong Lease Financing	STI Venere
China Huarong Lease Financing	STI Virtus
China Huarong Lease Financing	STI Aqua
China Huarong Lease Financing	STI Dama
China Huarong Lease Financing	STI Regina
Citibank / K-Sure Credit Facility	STI Excellence
Citibank / K-Sure Credit Facility	STI Executive
Citibank / K-Sure Credit Facility	STI Experience
Citibank / K-Sure Credit Facility	STI Express
CMB Lease Financing	STI Pride
CMB Lease Financing	STI Providence
COSCO Shipping Lease Financing	STI Battersea
COSCO Shipping Lease Financing	STI Wembley
COSCO Shipping Lease Financing	STI Texas City
COSCO Shipping Lease Financing	STI Meraux
Credit Agricole Credit Facility	STI Exceed
Credit Agricole Credit Facility	STI Excel
Credit Agricole Credit Facility	STI Excelsior
Credit Agricole Credit Facility	STI Expedite
CSSC Lease Financing	STI Nautilus

CSSC Lease Financing	STI Gallantry
CSSC Lease Financing	STI Goal
CSSC Lease Financing	STI Guard
CSSC Lease Financing	STI Guide
CSSC Lease Financing	STI Gauntlet
CSSC Lease Financing	STI Gladiator
CSSC Lease Financing	STI Gratitude
Hamburg Credit Facility	STI Poplar
Hamburg Credit Facility	STI Veneto
ING Credit Facility	STI Black Hawk
ING Credit Facility	STI Rotherhithe
ING Credit Facility	STI Pontiac
ING Credit Facility	STI Osceola
ING Credit Facility	STI Notting Hill
ING Credit Facility	STI Jermyn
ING Credit Facility	STI Lombard
ING Credit Facility	STI Grace
KEXIM Credit Facility	STI Brixton
KEXIM Credit Facility	STI Broadway
KEXIM Credit Facility	STI Comandante
KEXIM Credit Facility	STI Condotti
KEXIM Credit Facility	STI Elysees
KEXIM Credit Facility	STI Finchley
KEXIM Credit Facility	STI Fulham
KEXIM Credit Facility	STI Hackney
KEXIM Credit Facility	STI Madison
KEXIM Credit Facility	STI Orchard
KEXIM Credit Facility	STI Park
KEXIM Credit Facility	STI Pimlico
KEXIM Credit Facility	STI Sloane
Ocean Yield Lease Financing	STI Sanctity
Ocean Yield Lease Financing	STI Steadfast
Ocean Yield Lease Financing	STI Supreme
Ocean Yield Lease Financing	STI Symphony
Prudential Credit Facility	STI Acton
Prudential Credit Facility	STI Camden
Prudential Credit Facility	STI Clapham